Advances for Vessel Acquistions and Vessel under Construction	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Advances For Assets Acquisitions And Assets Under Construction

5. Advances for Vessel Acquisitions and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2014	$76,299
Advances paid, including capitalized expenses and interest	146,251
Transferred to vessel cost	(148,307)
Balance, December 31, 2014	$74,243
Advances paid, including capitalized expenses and interest	123,560
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)
Balance, December 31, 2015	$68,356

Advances paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2014 and 2015 such payments were made for the following vessels:

•        During the year ended December 31, ,2014: Lake Despina (Hull 8126), Kypros Land (Hull 1659), Kypros Sea (Hull 1660), Kypros Unity (Hull 821), Kypros Bravery (Hull 822),Kypros Loyalty (Hull 827), Hull 835, Hull 1146, Pedhoulas Cherry (Hull 1148), Hull 1551, Hull 1552, Hull 1685, Troodos Sun (Hull 1686), Kypros Sky (Hull1689) and Hull 1718; and

•        During the year ended December 31, 2015: Kypros Bravery (Hull 822), Kypros Sky (Hull 1689), Kypros Loyalty (Hull 827), Pedhoulas Cherry (Hull 1148), Troodos Sun (Hull 1686), Hull 828, Hull 1146, Hull 1551 and Hull 1685.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31,2014: Lake Despina (Hull 8126), Kypros Land (Hull 1659), Kypros Sea (Hull 1660) and Kypros Unity (Hull 821); and

•        During the year ended December 31, 2015: Kypros Bravery (Hull 822), Kypros Sky (Hull 1689), Kypros Loyalty (Hull 827) and Pedhoulas Cherry (Hull 1148).

Impairment loss during the year ended December 31, 2015 relates to the advances paid in relation to newbuild contracts of Hull 1552 and Hull 1718, as the Company, as of December 31, 2015, assessed the potential novation of the respective newbuilding contracts to be probable. Refer to Notes 3 and 22.